Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 40,894	$ 282,150	$ 323,044
UNITED STATES | Bureau of Land Management [Member]
Total		$ 282,150	282,150
UNITED STATES | Internal Revenue Service [Member]
Total	$ 40,894		$ 40,894